As filed with the Securities and Exchange Commission

                               on March 29, 2000.

                        Securities Act File No. 333-31800

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

      PRE-EFFECTIVE AMENDMENT NO. / 1 / Post-Effective Amendment No. /____/

                             SCUDDER PATHWAY SERIES

               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, Massachusetts 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

       Caroline Pearson, Esq.                   Sheldon A. Jones, Esq.
       Scudder Kemper Investments, Inc.         Dechert Price & Rhoads
       Two International Place                  Ten Post Office Square - South
       Boston, MA 02110-4103                    Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
      As soon as practicable after this Registration Statement is declared.


                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value) of Scudder Pathway Series: Conservative Portfolio, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

Part B: Statement of Additional Information is incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

                            PART C. OTHER INFORMATION

ITEM 15.          INDEMNIFICATION

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  SECTION 4.1. NO PERSONAL LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every  person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii)the  words  "claim,"  "action,"  "suit,"  or  "proceeding"
                      shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                    (b) No indemnification shall be provided hereunder to a Trustee or officer:

                          (i) against  any  liability  to the  Trust,  a  Series
                              thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                          (ii)with  respect  to any  matter as to which he shall
                              have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                          (iii)  in  the   event  of  a   settlement   or  other
                              disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                              (A) by the court or other body approving the settlement or other disposition; or

                              (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                    (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                    (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                          (i) such  undertaking  is secured by a surety  bond or
                              some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                          (ii)a majority of the  Disinterested  Trustees  acting
                              on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As  used  in  this  Section  4.3,  a   "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

ITEM 16.     EXHIBITS

               (1)(a)(1) Declaration of Trust dated July 1, 1994, is incorporated by reference to the original Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").

               (1)(a)(2) Certificate of Amendment to Declaration of Trust dated January 10, 1995, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.


               (1)(a)(3) Certificate of Amendment to Declaration of Trust dated September 16, 1996, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.


               (2) By-Laws, dated July 1, 1994, is incorporated by reference to the original Registration Statement.

               (3) Inapplicable.

               (4) Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to Part A of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

               (5) Inapplicable.

               (6) Investment Management Agreement between the Registrant and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (7) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 5 to the Registration Statement.

               (8) Inapplicable.

               (9)(g)(1) Custodian Contract between the Registrant and State Street Bank and Trust Company, dated November 15, 1996, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement.

               (9)(g)(2) Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

               (10)  Scudder   Pathway  Series  Plan  with  respect  to  Pathway
               Conservative   Portfolio   pursuant   to  Rule  18f-3  under  the
               Investment Company Act dated March 17, 2000, filed herewith.

               (11) Opinion and Consent of Dechert Price & Rhoads is incorporated by reference to Exhibit 11 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

               (12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

               (13)(h)(1)(a) Special Servicing Agreement between the Registrant, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Trust Company and Scudder, Stevens & Clark, Inc. dated November 15, 1996, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

               (13)(h)(1)(b) Amendment to Special Servicing Agreement between Registrant and the Underlying Scudder Funds, Scudder Servicing Corporation, Scudder Fund Accounting Corporation, Scudder Trust Company and Scudder Stevens & Clark dated May 15,1997, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement.

               (13)(h)(2)  Transfer  Agency and  Service  Agreement  between the
               Registrant and Scudder Service Corporation dated November 15, 1996, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

               (13)(h)(3) COMPASS Service Agreement between the Registrant and Scudder Trust Company, dated November 15, 1996, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement.

               (13)(h)(4)(a) Fund Accounting Services Agreement between Scudder Pathway Series: Conservative Portfolio and Scudder Fund Accounting Corporation dated November 15, 1996, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

               (13)(h)(4)(b) Fund Accounting Services Agreement between Scudder Pathway Series: Balanced Portfolio and Scudder Fund Accounting Corporation dated November 14, 1996, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

               (13)(h)(4)(c) Fund Accounting Services Agreement between Scudder Pathway Series: Growth Portfolio and Scudder Fund Accounting Corporation dated November 14, 1996, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

               (14) Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

               (15) Inapplicable.

               (16) Powers of Attorney are incorporated by reference to Exhibit 16 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

               (17) Revised Form of Proxy filed herein.

ITEM 17. UNDERTAKINGS.

               (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

               (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

               (3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Pathway Series has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of March, 2000.

                                   SCUDDER PATHWAY SERIES


                                   By:    /s/Kathryn L. Quirk
                                   Title: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                   TITLE                      DATE
                ---------                   -----                      ----

/S/ KATHRYN L. QUIRK                      President               March 29, 2000
--------------------
Kathryn L. Quirk

/S/ DR. ROSITA CHANG*                      Trustee                March 29, 2000
---------------------
Dr. Rosita Chang

/S/ EDGAR R. FIEDLER*                      Trustee                March 29, 2000
---------------------
Edgar R. Fiedler

/S/ PETER B. FREEMAN*                      Trustee                March 29, 2000
---------------------
Peter B. Freeman

/S/ J.D. HAMMOND*                          Trustee                March 29, 2000
-----------------
J.D. Hammond

/S/ RICHARD M. HUNT*                       Trustee                March 29, 2000
--------------------
Richard M. Hunt

/S/ JOHN R. HEBBLE           Treasurer (Principal Financial and   March 29, 2000
------------------                    Accounting Officer)
John R. Hebble

*BY:     /s/ Sheldon A. Jones                        March 29, 2000
         --------------------
         Sheldon A. Jones
         Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on March 6, 2000.